Common Stock and Stock Plans, Shares Reserved, Issued and Authorized (Details)	Dec. 31, 2011	Dec. 31, 2010
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	858,972,461
Common Stock, Shares, Issued	5,358,522,061	5,272,414,622
Common stock, shares not reserved	2,782,505,478
Total shares authorized	9,000,000,000	9,000,000,000
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	746,119,381
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	6,916,421
Convertible Securities and Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	105,014,977
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Common stock, total shares reserved	921,682